Unaudited Interim Condensed Consolidated Statements of Change in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares		Additional paid-in capital	Non-controlling interest	(Accumulated losses)/retained earnings	Total
Balance at Dec. 31, 2024		$ 16		$ 84,276		$ 78,170	$ 162,462
Balance (in Shares) at Dec. 31, 2024	[1]	163,106,615
Issuance of ordinary shares – at-the-market offering, net of issuance costs				176			176
Issuance of ordinary shares – at-the-market offering, net of issuance costs (in Shares)	[1]	135,740
Return of capital to non-controlling shareholder
Share-based compensation expense				299			299
Issuance of ordinary shares – Business Combination				1,426	5,249		6,675
Issuance of ordinary shares – Business Combination (in Shares)	[1]	306,651
Issuance of ordinary shares – debt extinguishment				2,419			2,419
Issuance of ordinary shares – debt extinguishment (in Shares)	[1]	582,940
Net income/(loss)					74	30,253	30,327
Balance at Jun. 30, 2025		$ 16		88,596	5,323	108,423	202,358
Balance (in Shares) at Jun. 30, 2025	[1]	164,131,946
Balance at Dec. 31, 2025		$ 17		97,166	5,503	46,918	$ 149,604
Balance (in Shares) at Dec. 31, 2025		166,613,948	[1]				166,613,948	[2]
Issuance of ordinary shares – at-the-market offering, net of issuance costs				76			$ 76
Issuance of ordinary shares – at-the-market offering, net of issuance costs (in Shares)	[1]	82,686
Return of capital to non-controlling shareholder					(980)		(980)
Share-based compensation expense				1,163			1,163
Net income/(loss)					25	(55,518)	(55,493)
Balance at Jun. 30, 2026		$ 17		$ 98,405	$ 4,548	$ (8,600)	$ 94,370
Balance (in Shares) at Jun. 30, 2026		166,696,634	[1]				166,696,634	[2]

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.
[2]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.